Loss Per Share (Details) - Schedule of weighted-average number of shares outstanding - shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Loss Per Share (Details) - Schedule of weighted-average number of shares outstanding [Line Items]
Outstanding shares on fully diluted	19,125,545	8,771,020
Warrants [Member]
Loss Per Share (Details) - Schedule of weighted-average number of shares outstanding [Line Items]
Outstanding shares on fully diluted	5,813,804	5,813,804
Unvested restricted stock units [Member]
Loss Per Share (Details) - Schedule of weighted-average number of shares outstanding [Line Items]
Outstanding shares on fully diluted	627,840	664,258
Unvested restricted stock awards [Member]
Loss Per Share (Details) - Schedule of weighted-average number of shares outstanding [Line Items]
Outstanding shares on fully diluted	6,679	33,062
Shares issuable upon exchange of Exchangeable Shares [Member]
Loss Per Share (Details) - Schedule of weighted-average number of shares outstanding [Line Items]
Outstanding shares on fully diluted	306,852	1,647,287
Shares of common stock issuable upon conversion of Convertible Notes [Member]
Loss Per Share (Details) - Schedule of weighted-average number of shares outstanding [Line Items]
Outstanding shares on fully diluted	12,370,370	612,609